Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment, Estimated Useful Life

Buildings and improvements	10 to 40 years
Land improvements	10 to 20 years
Furniture, fixtures and equipment	3 to 20 years
Riverboat	10 to 25 years

Summary of Net Revenues Disaggregated Type of Revenue and Reportable Segment

The Company’s consolidated statement of operations presents net revenue disaggregated by type or nature of the good or service (i.e., casino, pari-mutuel, food and beverage, hotel and other). A summary of net revenues disaggregated by type of revenue and reportable segment is presented below (amounts in thousands). Refer to Note 18 for a discussion of the Company’s reportable segments.

	Twelve Months Ended December 31, 2017
	West	Midwest	South	East	Corporate and Other	Total
Casino	$186,779	$231,366	$262,937	$403,932	$—	$1,085,014
Pari-mutuel commissions	—	—	5,743	8,270	—	14,013
Food and beverage	102,244	20,452	42,114	33,436	—	198,246
Hotel	91,811	12,177	21,459	7,891	—	133,338
Other	29,485	4,884	6,006	9,306	506	50,187
Net revenues	$410,319	$268,879	$338,259	$462,835	$506	$1,480,798

	Twelve Months Ended December 31, 2016
	West	Midwest	South	East	Corporate and Other	Total
Casino	$121,623	$—	$92,108	$377,740	$—	$591,471
Pari-mutuel commissions	—	—	—	8,544	—	8,544
Food and beverage	96,708	—	26,133	32,376	—	155,217
Hotel	79,880	—	12,246	8,336	—	100,462
Other	29,330	—	3,070	12,371	—	44,771
Net revenues	$327,541	$—	$133,557	$439,367	$—	$900,465

	Twelve Months Ended December 31, 2015
	West	Midwest	South	East	Corporate and Other	Total
Casino	$52,547	$—	$98,051	$392,006	$—	$542,604
Pari-mutuel commissions	—	—	—	8,996	—	8,996
Food and beverage	45,556	—	25,028	32,237	—	102,821
Hotel	23,502	—	11,940	8,452	—	43,894
Other	8,607	—	3,298	14,125	—	26,030
Net revenues	$130,212	$—	$138,317	$455,816	$—	$724,345

Schedule of Impact of Adoption Previously Reported Condensed Consolidated Balance Sheets, Statements of Income, Cash Flows

The impact of adoption of ASC 606 to the previously reported condensed Consolidated Balance Sheets as of December 31, 2017 and 2016 was as follows:

	As of December 31, 2017
(In thousands)	As Reported	ASC 606 Adjustments	As Adjusted
Accrued other liabilities	$61,346	$4,692	$66,038
Deferred income taxes	164,130	(1,163)	162,967
Total liabilities	2,601,346	3,529	2,604,875
Retained earnings	198,500	(3,529)	194,971
Total stockholders' equity	945,126	(3,529)	941,597
Total liabilities and stockholders' equity	3,546,472	—	3,546,472

	As of December 31, 2016
(In thousands)	As Reported	ASC 606 Adjustments	As Adjusted
Accrued other liabilities	$27,648	$3,856	$31,504
Deferred income taxes	90,385	(1,374)	89,011
Total liabilities	995,593	2,482	998,075
Retained earnings	124,560	(2,482)	122,078
Total stockholders' equity	298,451	(2,482)	295,969
Total liabilities and stockholders' equity	1,294,044	—	1,294,044

The impact of adoption ASC 606 to the previously reported Consolidated Statements of Income for the years ended December 31, 2017, 2016 and 2015 was as follows:

	For the Year Ended
	December 31, 2017
(In thousands)	As Reported	ASC 606 Adjustments	As Adjusted
REVENUES:
Casino	$1,228,540	$(143,526)	$1,085,014
Pari-mutuel commissions	14,134	(121)	14,013
Food and beverage	193,260	4,986	198,246
Hotel	119,095	14,243	133,338
Other	51,560	(1,373)	50,187
	1,606,589	(125,791)	1,480,798
Less-promotional allowances	(133,085)	133,085	—
Net operating revenues	1,473,504	7,294	1,480,798
EXPENSES:
Casino	638,362	(90,924)	547,438
Pari-mutuel commissions	13,509	142	13,651
Food and beverage	94,723	75,125	169,848
Hotel	34,282	16,293	50,575
Other	26,030	6,126	32,156
Marketing and promotions	82,525	649	83,174
General and administrative	241,095	(58)	241,037
Corporate	30,739	—	30,739
Impairment charges	38,016	—	38,016
Depreciation and amortization	105,891	—	105,891
Total operating expenses	1,305,172	7,353	1,312,525
LOSS ON SALE OR DISPOSAL OF PROPERTY AND EQUIPMENT	(319)	—	(319)
PROCEEDS FROM TERMINATED SALE	20,000	—	20,000
TRANSACTION EXPENSES	(92,777)	—	(92,777)
EQUITY IN (LOSS) INCOME OF UNCONSOLIDATED AFFILIATES	(367)	—	(367)
OPERATING INCOME	94,869	(59)	94,810
OTHER INCOME (EXPENSE):
Interest expense, net	(99,769)	—	(99,769)
Loss on early retirement of debt, net	(38,430)	—	(38,430)
Total other expense	(138,199)	—	(138,199)
NET (LOSS) INCOME BEFORE INCOME TAXES	(43,330)	(59)	(43,389)
BENEFIT (PROVISION) FOR INCOME TAXES	117,270	(501)	116,769
NET INCOME	$73,940	$(560)	$73,380
Net Income per share of Common Stock:
Basic	$1.10	$(0.01)	$1.09
Diluted	$1.09	$(0.01)	$1.08
Weighted Average Basic Shares Outstanding	67,133,531	—	67,133,531
Weighted Average Diluted Shares Outstanding	68,102,814	—	68,102,814

	For the Year Ended
	December 31, 2016
(In thousands)	As Reported	ASC 606 Adjustments	As Adjusted
REVENUES:
Casino	$693,013	$(101,542)	$591,471
Pari-mutuel commissions	8,600	(56)	8,544
Food and beverage	142,032	13,185	155,217
Hotel	94,312	6,150	100,462
Other	45,239	(468)	44,771
	983,196	(82,731)	900,465
Less-promotional allowances	(90,300)	90,300	—
Net operating revenues	892,896	7,569	900,465
EXPENSES:
Casino	390,325	(47,892)	342,433
Pari-mutuel commissions	9,787	—	9,787
Food and beverage	81,878	40,720	122,598
Hotel	30,746	10,466	41,212
Other	26,921	3,855	30,776
Marketing and promotions	40,600	290	40,890
General and administrative	130,172	548	130,720
Corporate	19,880	—	19,880
Depreciation and amortization	63,449	—	63,449
Total operating expenses	793,758	7,987	801,745
LOSS ON SALE OR DISPOSAL OF PROPERTY AND EQUIPMENT	(836)	—	(836)
TRANSACTION EXPENSES	(9,184)	—	(9,184)
OPERATING INCOME	89,118	(418)	88,700
OTHER INCOME (EXPENSE):
Interest expense, net	(50,917)	—	(50,917)
Loss on early retirement of debt, net	(155)	—	(155)
Total other expense	(51,072)	—	(51,072)
NET (LOSS) INCOME BEFORE INCOME TAXES	38,046	(418)	37,628
BENEFIT (PROVISION) FOR INCOME TAXES	(13,244)	143	(13,101)
NET INCOME	$24,802	$(275)	$24,527
Net Income per share of Common Stock:
Basic	$0.53	$(0.01)	$0.52
Diluted	$0.52	$(0.01)	$0.51
Weighted Average Basic Shares Outstanding	47,033,311	—	47,033,311
Weighted Average Diluted Shares Outstanding	47,701,562	—	47,701,562

	For the Year Ended
	December 31, 2015
(In thousands)	As Reported	ASC 606 Adjustments	As Adjusted
REVENUES:
Casino	$614,227	$(71,623)	$542,604
Pari-mutuel commissions	9,031	(35)	8,996
Food and beverage	97,740	5,081	102,821
Hotel	37,466	6,428	43,894
Other	26,077	(47)	26,030
	784,541	(60,196)	724,345
Less-promotional allowances	(64,757)	64,757	—
Net operating revenues	719,784	4,561	724,345
EXPENSES:
Casino	357,572	(36,956)	320,616
Pari-mutuel commissions	9,973	—	9,973
Food and beverage	52,606	31,961	84,567
Hotel	11,307	6,686	17,993
Other	15,325	2,150	17,475
Marketing and promotions	31,227	129	31,356
General and administrative	96,870	486	97,356
Corporate	16,469	—	16,469
Depreciation and amortization	56,921	—	56,921
Total operating expenses	648,270	4,456	652,726
LOSS ON SALE OR DISPOSAL OF PROPERTY AND EQUIPMENT	(6)	—	(6)
TRANSACTION EXPENSES	(2,452)	—	(2,452)
EQUITY IN (LOSS) INCOME OF UNCONSOLIDATED AFFILIATES	3,460	—	3,460
OPERATING INCOME	72,516	105	72,621
OTHER INCOME (EXPENSE):
Interest expense, net	(61,558)	—	(61,558)
Gain on valuation of unconsolidated affiliate	35,582	—	35,582
Loss on early retirement of debt, net	(1,937)	—	(1,937)
Total other expense	(27,913)	—	(27,913)
NET (LOSS) INCOME BEFORE INCOME TAXES	44,603	105	44,708
BENEFIT (PROVISION) FOR INCOME TAXES	69,580	(42)	69,538
NET INCOME	$114,183	$63	$114,246
Net Income per share of Common Stock:
Basic	$2.45	$—	$2.45
Diluted	$2.43	$—	$2.43
Weighted Average Basic Shares Outstanding	46,550,042	—	46,550,042
Weighted Average Diluted Shares Outstanding	47,008,980	—	47,008,980

The impact of adoption of ASU 2016-18 and ASC 606 to the previously reported condensed Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015 was as follows:

	As of December 31, 2017
(In thousands)	As Reported	ASC 606 Adjustments	ASU 2016-18 Adjustments	As Adjusted
Net income	$73,940	$(560)	—	$73,380
(Benefit) provision for deferred income taxes	(113,062)	501	—	(112,561)
Accounts payable and accrued liabilities	(18,165)	59	—	(18,106)
Net cash provided by operating activities	130,241	—	(355)	129,886
Net cash used in investing activities	(1,407,775)	—	11,094	(1,396,681)

Cash, cash equivalents and restricted cash, beginning of period	61,029	—	2,414	63,443
Increase in cash, cash equivalents and restricted cash	73,567	—	10,739	84,306
Cash, cash equivalents and restricted cash, end of period	$134,596	$—	$13,153	$147,749

	As of December 31, 2016
(In thousands)	As Reported	ASC 606 Adjustments	ASU 2016-18 Adjustments	As Adjusted
Net income	$24,802	$(275)	—	$24,527
(Benefit) provision for deferred income taxes	11,344	(143)	—	11,201
Accounts payable and accrued liabilities	(6,767)	418	—	(6,349)
Net cash provided by operating activities	97,570	—	(2,857)	94,713

Cash, cash equivalents and restricted cash, beginning of period	78,278	—	5,271	83,549
Decrease in cash, cash equivalents and restricted cash	(17,249)	—	(2,857)	(20,106)
Cash, cash equivalents and restricted cash, end of period	$61,029	$—	$2,414	$63,443

	As of December 31, 2015
(In thousands)	As Reported	ASC 606 Adjustments	ASU 2016-18 Adjustments	As Adjusted
Net income	$114,183	$63	—	$114,246
(Benefit) provision for deferred income taxes	(70,773)	42	—	(70,731)
Accounts payable and accrued liabilities	4,855	(105)	—	4,750
Net cash provided by operating activities	56,715	—	(711)	56,004
Net cash used in investing activities	(158,754)	—	(2,252)	(161,006)

Cash, cash equivalents and restricted cash, beginning of period	87,604	—	8,234	95,838
Decrease in cash, cash equivalents and restricted cash	(9,326)	—	(2,963)	(12,289)
Cash, cash equivalents and restricted cash, end of period	$78,278	$—	$5,271	$83,549